Provisions for employees' benefits - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value level 1
Provisions for employees' benefits
Percentage of plan assets	58.09%	55.70%
Fair value level 2
Provisions for employees' benefits
Percentage of plan assets	41.91%	44.30%